Stock-Based Compensation Stock-Based Compensation - Weighted Average Assumptions Used to Calculate Fair Value of Stock Options Granted and Unvested Options Assumed from Acquisitions (Details)	12 Months Ended
Sep. 30, 2014 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value per share	$ 5.71
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Expected volatility	38.20%
Average risk-free interest rate	1.10%
Expected term (in years)	4 years 1 month